Item 1. Report to Shareholders

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

U.S. TREASURY LONG-TERM FUND
--------------------------------------------------------------------------------
As of 5/31/04

U.S. Treasury Long-Term Fund   $21,248
Lehman Brothers U.S. Treasury Long Index   $22,967

                      Lehman Brothers                   U.S. Treasury
             U.S. Treasury Long Index                  Long-Term Fund

5/94                          $10,000                         $10,000

5/95                           11,683                          11,524

5/96                           11,949                          11,642

5/97                           13,013                          12,569

5/98                           15,513                          14,904

5/99                           16,001                          15,360

5/00                           16,531                          15,733

5/01                           18,380                          17,422

5/02                           19,861                          18,727

5/03                           24,507                          22,392

5/04                           22,967                          21,248

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/04                            1 Year   5 Years   10 Years
--------------------------------------------------------------------------------
U.S. Treasury Long-Term Fund                     -5.11%     6.70%      7.83%

Lehman Brothers U.S. Treasury Long Index         -6.29      7.50       8.67

Lipper General U.S. Treasury Funds Average       -4.32      5.99       6.88

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund returned -5.11% for the 12-month period ended May 31, 2004. The fund trailed the Lipper General U.S. Treasury Funds Average, as shown in the table on the previous page, because Treasuries with the longest maturities, which we emphasize, underperformed shorter-term Treasuries as longer-term rates rose during the fund's fiscal year. However, the fund fared better than the Lehman Brothers U.S. Treasury Long Index because our mortgage-backed securities and inflation-indexed Treasuries performed better than conventional long-term Treasuries.

As you know, the fund seeks the highest level of income consistent with maximum credit protection by investing at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government, such as Ginnie Mae mortgage-backed securities. The portfolio's weighted average maturity is expected to vary between 15 and 20 years but may range from 10 to 30 years.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                12 Months
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                    -2.64%

Lehman Brothers U.S. Aggregate Index                   -0.44

Lehman Brothers U.S. Credit Index                      -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                        1.50

CS First Boston High Yield Index                       13.25

Sources: Lehman Brothers and CS First Boston.

The Major Index Returns table shows how various sectors of the U.S. bond market performed over the last year. Treasury bonds, as measured by the Lehman Brothers U.S. Treasury Index, fared worst among several major sectors. High-yield bonds, in contrast, strongly outperformed.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                             5/31/03       5/31/04
--------------------------------------------------------------------------------
Price Per Share                            $12.83        $11.40

Capital Gain Distribution Per Share
      Short-Term                             -             0.08

      Long-Term                              0.10          0.18

30-Day Standardized
Yield to Maturity                            3.75%         4.51%

Weighted Average
Maturity (years)                            14.5          15.0

Weighted Average
Effective Duration (years)                   9.2           9.0

Weighted Average Quality *                   AAA           AAA

* Based on T. Rowe Price research


As shown in the Portfolio Characteristics table, the fund's weighted average maturity rose from 14.5 years to 15.0 years during its fiscal year. Its 30-day standardized yield to maturity also increased from 3.75% to 4.51%, reflecting the rise in long-term interest rates during that period. The fund's weighted average quality remained in the top tier because Treasuries and Ginnie Maes continued to offer the highest credit quality.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 17, 2004

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                  Year
                                 Ended
                               5/31/04   5/31/03   5/31/02   5/31/01   5/31/00
NET ASSET VALUE

Beginning of period            $ 12.83   $ 11.32   $ 11.09   $ 10.58   $ 11.07

Investment activities
  Net investment
  income (loss)                   0.51      0.54      0.59      0.61      0.62

  Net realized and
  unrealized gain (loss)         (1.16)     1.62      0.23      0.51     (0.38)

  Total from
  investment activities          (0.65)     2.16      0.82      1.12      0.24

Distributions
  Net investment income          (0.52)    (0.55)    (0.59)    (0.61)    (0.62)

  Net realized gain              (0.26)    (0.10)         -         -    (0.11)

  Total distributions            (0.78)    (0.65)    (0.59)    (0.61)    (0.73)

NET ASSET VALUE

End of period                  $ 11.40   $ 12.83   $ 11.32   $ 11.09   $ 10.58
                               -----------------------------------------------

Ratios/Supplemental Data

Total return^                   (5.11)%    19.57%     7.49%    10.74%     2.43%

Ratio of total expenses to
average net assets                0.67%     0.68%     0.66%     0.63%     0.64%

Ratio of net investment
income (loss) to average
net assets                        4.31%     4.54%     5.13%     5.51%     5.89%

Portfolio turnover rate           51.9%     65.5%     48.5%     31.3%     21.7%

Net assets, end of period
(in thousands)                 $241,878  $300,978  $288,310  $303,795  $299,840


  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Portfolio of Investments (1)                          $ Par/Shares       Value
--------------------------------------------------------------------------------
(Amounts in 000s)

U.S. GOVERNMENT OBLIGATIONS   88.6%

U.S. Treasury Obligations   88.6%

U.S. Treasury Bonds
        5.375%, 2/15/31                                        750         753

        6.00%, 2/15/26                                      14,500      15,540

        6.25%, 8/15/23 - 5/15/30                            25,025      27,646

        7.125%, 2/15/23                                     35,000      42,208

        7.625%, 2/15/25                                     21,375      27,280

        7.875%, 2/15/21                                      7,650       9,838

        8.75%, 5/15/17                                      14,325      19,352

        8.875%, 2/15/19 ^                                   34,525      47,628

U.S. Treasury Inflation-Indexed Notes
        1.875%, 7/15/13                                      3,162       3,146

        2.00%, 1/15/14                                       5,070       5,078

U.S. Treasury Notes, 2.125%, 10/31/04                       15,800      15,852

Total U.S. Government Obligations (Cost  $201,295)                     214,321

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES   7.9%

U.S. Government Obligations   7.9%

Government National Mortgage Assn.
        6.00%, 11/15/12 - 1/15/18                            7,447       7,791

        6.50%, 7/15/09 - 1/15/32                             1,364       1,435

        7.00%, 11/20/23 - 3/15/31                               13          14

        8.00%, 8/15/05 - 3/15/17                               135         145

        8.50%, 12/15/05 - 2/15/27                              703         761

        9.00%, 11/15/04 - 8/15/25                            1,133       1,268

        10.00%, 12/15/17 - 7/15/22                             158         177

        10.50%, 5/15/15 - 7/15/19                               50          57

        11.50%, 10/15/10 - 8/15/15                              21          24

    CMO
        4.485%, 10/16/33                                     1,500       1,355

        5.50%, 2/20/30                                       2,550       2,594

        6.50%, 5/20/28                                       3,323       3,408

Total U.S. Government Mortgage-
Backed Securities (Cost  $18,743)                                       19,029

OPTIONS WRITTEN   0.0%

U.S. Treasury Bonds Futures, 45 Contracts
Call, 6/25/04 @ $104 *                                         (45)        (89)

Total Options Written (Cost  $(44))                                        (89)

MONEY MARKET FUNDS   3.1%

T. Rowe Price Government Reserve
Investment Fund, 0.98% #                                     7,624       7,624

Total Money Market Funds (Cost  $7,624)                                  7,624

Total Investments in Securities

99.6% of Net Assets (Cost $227,618)                               $    240,885
                                                                  ------------

    (1)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

      ^ All or a portion of this security is pledged to cover written call options at May 31, 2004.

    CMO  Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $227,618)                 $   240,885

Other assets                                                              3,538

Total assets                                                            244,423

Liabilities

Total liabilities                                                         2,545

NET ASSETS                                                          $   241,878
                                                                    -----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $       (77)

Undistributed net realized gain (loss)                                   (1,015)

Net unrealized gain (loss)                                               13,267

Paid-in-capital applicable to 21,224,401 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      229,703

NET ASSETS                                                          $   241,878
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     11.40
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                         Year
                                                                        Ended
                                                                      5/31/04
Investment Income (Loss)

Income
  Interest                                                         $   12,800

  Dividend                                                                108

  Total income                                                         12,908

Expenses
  Investment management                                                   951

  Shareholder servicing                                                   602

  Custody and accounting                                                  107

  Registration                                                             32

  Prospectus and shareholder reports                                       21

  Legal and audit                                                          15

  Directors                                                                 6

  Miscellaneous                                                             6

  Total expenses                                                        1,740

Net investment income (loss)                                           11,168

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            3,865

  Futures                                                                  21

  Written options                                                         162

  Net realized gain (loss)                                              4,048

Change in net unrealized gain (loss)
  Securities                                                          (31,721)

  Futures                                                                 532

  Written options                                                         (44)

  Change in net unrealized gain (loss)                                (31,233)

Net realized and unrealized gain (loss)                               (27,185)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $  (16,017)
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                           5/31/04     5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                           $  11,168   $  13,353

  Net realized gain (loss)                                   4,048       4,598

  Change in net unrealized gain (loss)                     (31,233)     34,176

  Increase (decrease) in net assets from operations        (16,017)     52,127

Distributions to shareholders
  Net investment income                                    (11,349)    (13,470)

  Net realized gain                                         (5,313)     (2,401)

  Decrease in net assets from distributions                (16,662)    (15,871)

Capital share transactions *
  Shares sold                                               65,912     134,635

  Distributions reinvested                                  15,807      15,005

  Shares redeemed                                         (108,140)   (173,228)

  Increase (decrease) in net assets from capital
  share transactions                                       (26,421)    (23,588)

Net Assets

Increase (decrease) during period                          (59,100)     12,668

Beginning of period                                        300,978     288,310

End of period                                            $ 241,878   $ 300,978
                                                         ---------------------

(Including undistributed net investment
income (loss) of $(77) at 5/31/04 and $(95)
at 5/31/03)

*Share information
  Shares sold                                                5,483      11,133

  Distributions reinvested                                   1,334       1,235

  Shares redeemed                                           (9,051)    (14,386)

  Increase (decrease) in shares outstanding                 (2,234)     (2,018)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 29, 1989. The fund seeks the highest level of income consistent with maximum credit protection.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying

Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended May 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                Number of
                                                Contracts         Premiums

Outstanding at beginning of period                      -      $         -

Written                                               460          511,000

Expired                                              (235)        (239,000)

Closed                                               (180)        (228,000)

Outstanding at end of period                           45      $    44,000
                                                --------------------------


Other
Purchases and sales of U.S. government securities aggregated $129,935,000 and $163,679,000, respectively, for the year ended May 31, 2004



NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 were characterized as follows for tax purposes:


--------------------------------------------------------------------------------
Ordinary income                                            $       12,984,000

Long-term capital gain                                              3,678,000

Total distributions                                        $       16,662,000
                                                           ------------------

At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                         $   14,625,000

Unrealized depreciation                                             (3,402,000)

Net unrealized appreciation (depreciation)                          11,223,000

Undistributed ordinary income                                          629,000

Undistributed long-term capital gain                                   323,000

Paid-in capital                                                    229,703,000

Net assets                                                      $  241,878,000
                                                                --------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on futures contract transactions; accordingly, $2,088,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2004.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                             $     199,000

Undistributed net realized gain                                      (260,000)

Paid-in capital                                                        61,000


At May 31, 2004, the cost of investments for federal income tax purposes was $229,662,000.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $75,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $315,000 for the year ended May 31, 2004, of which $28,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2004, the fund was allocated $233,000 of Spectrum Funds' expenses, of which $192,000 related to services provided by Price and $18,000 was payable at period-end. At May 31, 2004, approximately 44% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $108,000.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and Shareholders of U.S. Treasury Long-Term Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Long-Term Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

    o $1,685,000 from short-term capital gains

    o $3,689,000 from long-term capital gains, of which $2,362,000 was subject to the 15% rate gains category, and $1,327,000 to the 20% rate gains category.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price U.S. Treasury Long-Term Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real
1989                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003);
2003                          Managing Director and Head of International
                              Private Banking, Bankers Trust (1996-1999);
                              Director, Eli Lilly and Company and Georgia
                              Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1989

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
1992                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The
                              Rouse Company, real estate developers

  * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

Mary J. Miller, CFA           Vice President, T. Rowe Price and T. Rowe
(1955)                        Price Group, Inc.; President, U.S. Treasury Funds
2004
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1989                          Vice President, T. Rowe Price Group, Inc.;
[111]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Director, The Nasdaq
                              Stock Market, Inc.; Chairman of the Board,
                              U.S. Treasury Funds

  * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (1964)            Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Brian E. Burns (1960)                   Assistant Vice President, T. Rowe Price
Vice President, U.S. Treasury Funds

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, U.S. Treasury Funds          Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jerome A. Clark, CFA (1961)             Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Trust Company

Charles B. Hill, CFA (1961)             Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, U.S. Treasury Funds     Price Investment Services, Inc.,
                                        T. Rowe Price Services, Inc., and
                                        T. Rowe Price Trust Company; Vice
                                        President, T. Rowe Price, T. Rowe Price
                                        Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Alan D. Levenson, PhD (1958)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, U.S. Treasury Funds          and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

James M. McDonald (1949)                Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Cheryl A. Mickel, CFA (1967)            Vice President, T. Rowe Price
Vice President, U.S. Treasury Funds     and T. Rowe Price Group, Inc.

Vernon A. Reid, Jr. (1954)              Vice President, T. Rowe Price
Vice President, U.S. Treasury Funds     and T. Rowe Price Group, Inc.

Daniel O. Shackelford, CFA (1958)       Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
U.S. Treasury Funds                     Trust Company; Chief Investment
                                        Officer, Director, and Vice President,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,892                $8,405
     Audit-Related Fees                         718                    --
     Tax Fees                                 2,181                 2,263
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004